Property and Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment are as follows:	March 31, 2013	December 31, 2012

Furniture and fixtures	$4,909	$4,909
Machinery and equipment	7,551	7,551
Leasehold improvements	2,507	2,507
	14,967	14,967
Accumulated depreciation and amortization	(5,632)	(4,907)
Property and equipment - net	$9,335	$10,060

Depreciation expense for the three months ended March 31, 2013 and 2012 and for the period from April 8, 2010 (inception) through March 31, 2013 was $725, $725 and $5,632, respectively.